Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com

1934 Act Rule 14a-6(a)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

December 20, 2024

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Nationwide Variable Insurance Trust (the “Trust”)
File Nos. 002-73024 and 811-03213
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, Notice of Special Meeting of Shareholders, Proxy Materials and form of proxy card to be used in connection with a special meeting of shareholders (the “Meeting”) of the NVIT J.P. Morgan Large Cap Growth Fund (the “Fund”), a series of the Trust.
The Meeting is scheduled to be held on March 12, 2025. As described in the Proxy Materials, the purpose of the Meeting is: 1) to approve a change in the classification of the Fund from diversified to non-diversified by eliminating the Fund’s related fundamental investment policy, and 2) to vote on any other business that may properly come before the Meeting or any adjournment(s) thereof.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Chris Zimmerman, Esquire at (202) 419-8402.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

cc:	Allan J. Oster, Esquire

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